                             [GRAPHIC OF BUILDING]

--------------------------------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST    SEMIANNUAL REPORT
--------------------------------------------------------------------------------


JUNE 30, 1999

                COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS
                        JANUARY 1, 1999 - JUNE 30, 1999

INVESTMENT OBJECTIVE: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities.

PORTFOLIO MANAGER COMMENTARY: In the past six months, the bond market was highly volatile. As global economies began to stabilize and the U.S. economy remained strong, investors once again became concerned about inflation. Early in the period, we invested in fundamentally sound higher-yielding bonds in the healthcare and housing sectors, which helped the Trust's overall performance. The Federal Reserve Board's move to raise interest rates in June had a dampening effect on the bond market, and bond prices declined, driving interest rates up. In response, we increased the portfolio's interest rate sensitivity and took advantage of widening credit spreads -- the difference between higher- and lower-rated securities. -- Maureen Newman

                COLONIAL HIGH INCOME MUNICIPAL TRUST PERFORMANCE

Six-month distributions declared per share(1)            $0.252
                                                  NAV             Market Price
Six-month total return, assuming
reinvestment of all distributions               (1.05)%              (4.44)%
Price per share on 6/30/99                      $8.15                $7.94

Top Five Sectors(2)
(as of 6/30/99)
----------------------------------------
Nursing........................... 14.1%
Refunded.......................... 13.2%
Hospital.......................... 13.0%
Multi Family......................  9.0%
Assisted Living...................  4.2%

Quality Breakdown(2)
(as of 6/30/99)
----------------------------------------
Non-rated......................... 49.9%
BBB............................... 24.5%
AAA............................... 12.9%
A.................................  5.9%
AA................................  3.1%
BB................................  2.7%
Short-term obligations & other....  0.7%
B.................................  0.3%

     The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

(2) Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality and sector breakdowns in the future. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

During the six months ended June 30, 1999, the bond
market experienced considerable volatility. In late       [PHOTO OF PRESIDENT]
1998, Treasury securities, considered the safest bond investments, were the top performers for the bond market, but municipal bonds also posted solid returns.
By the beginning of 1999, several events reversed this trend. Global economies stabilized and strong U.S. economic growth renewed investors' inflation fears. Bond prices declined, driving interest rates up across the board. However, municipal bonds were not hit as hard as Treasurys when prices fell. At the close of the period, continued U.S. economic growth and inflation concerns caused the Federal Reserve Board to raise short-term interest rates by a quarter of a point to 5.00%.

This challenging environment was reflected in the Trust's performance. For the six-month period, the Trust returned negative 1.05%, based on net asset value, compared to the Lipper High Yield Municipal Debt category average, which returned negative 0.22%(1). Although past performance cannot predict future results, it is important to maintain a long-term perspective when making investment decisions.

As always, we thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
August 11, 1999

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Trust. The total return calculated for the Lipper High Yield Municipal Debt Category was negative 0.22% for the six months ended June 30, 1999. The Trust was ranked in the fourth quartile for the six months (12 out of 13 funds), in the fourth quartile for the one year (12 out of 13 funds), in the third quartile for five years (8 out of 13 funds) and in the fourth quartile for the ten years (8 out of 9 funds). Rankings do not include sales charges. Past performance cannot predict future results.

     Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1999 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 96.4%                                                                PAR        VALUE
--------------------------------------------------------------------------------------------------------
EDUCATION - 4.1%
 Education
 CA Statewide Communities Development Corp.,
  J. Paul Getty Trust Center,
                 5.000%     10/01/23 (a)                                             $2,250      $ 2,125
 CA Statewide Communities Development Authority,
  Crossroads School for Arts & Sciences,
  Series 1998,
                 6.000%     08/01/28 (b)                                              1,400        1,377
 IL State Development Finance Authority,
  Latin School of Chicago,
  Series 1998:
                 5.600%     08/01/18                                                    350          334
                 5.650%     08/01/28                                                    730          689
 MA State Industrial Finance Agency:
  Cambridge Friends School,
  Series 1998,
                 5.800%     09/01/28                                                  1,000          967
  St. John's High School,
  Series 1998,
                 5.350%     06/01/28                                                    300          277
  Wentworth Institute of Technology,
  Series 1998,
                 5.750%     10/01/28                                                  1,000          968
 MI Southfield Economic Development Corp.,
  Lawrence University,
  Series 1998 A,
                 5.400%     02/01/18                                                  1,000          952
 MN Victoria,
  Holy Family Catholic High School,
  Series 1999 A,
                 5.875%     09/01/29                                                  1,000          981
 NM Santa Fe,
  College of Santa Fe,
  Series 1998 A,
                 5.500%     10/01/28                                                    250          236
 VT State Educational & Health Buildings Finance Agency,
  Norwich University,
  Series 1998,
                 5.500%     07/01/21                                                  1,500        1,413
                                                                                                 -------
                                                                                                  10,319
                                                                                                 -------

                                  Investment Portfolio/June 30, 1999
-------------------------------------------------------------------------------------------------------------

HEALTHCARE - 31.9%
 CONGREGATE CARE RETIREMENT - 3.1%
 KY State Economic Development Finance Authority,
  Christian Church Homes of Kentucky, Inc.,
  Series 1998,
                           5.500%     11/15/30                                         $  750        $  699
 MA Boston Industrial Development Finance Authority,
  Springhouse, Inc., Series 1988,
                           5.875%     07/01/20                                            605           584
 MA State Development Finance Agency,
  Loomis Community,
  Series 1999 A:
                           5.625%     07/01/15                                            500           481
                           5.750%     07/01/23                                            250           239
 MI State Strategic Fund,
  Holland Home,
  Series 1998,
                           5.750%     11/15/28                                            400           383
 MN Columbia Heights,
  Crest View Corp.,
  Series 1998,
                           6.000%     03/01/33                                            740           715
 NH State Higher Educational & Health Facilities Authority, Rivermead
  at Peterborough, Series 1998:
                           5.625%     07/01/18                                            500          475
                           5.750%     07/01/28                                            500          472
 PA Philadelphia Authority for Industrial Development, Baptist Home of
  Philadelphia, Series 1998 A:
                           5.500%     11/15/18                                            360          346
                           5.600%     11/15/28                                            570          537
 TN Metropolitan Government,
  Nashville & Davidson County,
  Blakeford at Green Hills,
  Series 1998,
                           5.650%     07/01/24                                            600          571
 TX Abilene Health Facilities Development Corp.,
  Sears Methodist Retirement Obligation Group:
   Series 1998 A,
                           5.900%     11/15/25                                          1,000          959
   Series 1999,
                           6.000%     11/15/29                                            500          485
 WI State Health & Educational Facilities Authority,
  Attic Angel Obligated Group,
                           5.750%     11/15/27                                          1,000          945
                                                                                                    ------
                                                                                                     7,891
                                                                                                    ------


                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                   PAR        VALUE
--------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT
 HEALTH SERVICES - 0.1%
 IL State Health Facilities Authority,
  Midwest Physician Group Ltd.,
  Series 1998,
                            5.500%     11/15/19                                        $  120       $  112
 MA State Development Finance Agency,
  Boston Biomedical Research Institute,
  Series 1999,
                            5.650%     02/01/19                                           200          192
                                                                                                    ------
                                                                                                       304
                                                                                                    ------

 HOSPITAL - 12.8%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                            11.000%    10/01/19                                         3,335       3,352
 CA State Health Facilities Financing Authority,
  Kaiser Permanente, Series 1989 A,
                            (c)        10/01/12 (a)                                     5,500       2,746
 CO State Health Care Facilities Authority,
  National Jewish Medical & Research Center,
  Series 1998,
                            5.375%     01/01/23                                           330         305
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991 A,
                            9.750%     05/01/21 (d)                                     2,500         750
 GA Forsyth County Hospital Authority,
  Georgia Baptist Healthcare System,
  Series 1998,
                            6.000%     10/01/08                                         1,000         980
 IL Health Facilities Authority,
  Thorek Hospital & Medical Center,
                            5.250%     08/15/18                                           600         552
 IL Southwestern Illinois Development Authority,
  Anderson Hospital,
  Series 1999,
                            5.500%     08/15/20                                           675         636
 IN State Health Facilities Financing Authority,
  Riverview Hospital,
  Series 1999,
                            5.500%     08/01/24                                           400         377
 LA State Public Facilities Authority,
  Touro Infirmary,
  Series 1999,
                            5.625%     08/15/29                                         1,100       1,056


                                  Investment Portfolio/June 30, 1999
-----------------------------------------------------------------------------------------------------------------

MI Dickinson County,
 Series 1999,
                            5.700%     11/01/18                                         $  750     $  724
MI Flint Hospital Building Authority,
 Hurley Medical Center,
 Series 1998 A,
                            5.375%     07/01/20                                            625        574
MI State Hospital Finance Authority,
 Detroit Medical Center,
 Series 1998 A,
                            5.250%     08/15/28                                            650        556
MN St. Paul Housing & Redevelopment Authority,
 Healtheast Project,
 Series A,
                            5.700%     11/01/15                                          1,000        941
MN Washington County Housing
 & Redevelopment Authority,
 Healtheast, Inc., Series 1998,
                            5.250%     11/15/12                                          1,500      1,361
MS Lowndes County,
 Golden Triangle Regional Medical Center,
 Series 1990,
                            8.500%     02/01/10                                            235        244
MS State Business Finance Corp.,
 Medical Foundation, Inc.,
 Series 1998,
                            5.625%     07/01/23                                          1,450      1,375
NH State Higher Educational & Health Facilities Authority,
 Littleton Hospital Assoc., Inc.:
                            5.900%     05/01/28                                            780        749
  Series 1998 A,
                            6.000%     05/01/28                                            625        617
NM State Hospital Equipment Loan Council,
 Memorial Medical Center,
 Series 1998,
                            5.500%     06/01/28                                          1,220      1,154
OH Belmont County,
 East Ohio Regional Hospital,
 Series 1998,
                            5.700%     01/01/13                                          1,875      1,809
OH Franklin County,
 Doctors OhioHealth Corp.,
 Series 1998 A,
                            5.600%     12/01/28                                          2,150      2,004
OH Highland County Hospital,
                            6.750%     12/01/29                                          1,000      1,023

                                  Investment Portfolio/June 30, 1999
 -----------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS - CONT.                                                                   PAR        VALUE
 -----------------------------------------------------------------------------------------------------------

HEALTHCARE - CONT
HOSPITAL - CONT
OH Sandusky County,
 Series 1998,
                             5.150%     01/01/10                                        $   250      $  245
OH Upper Valley Medical Center,
                             6.375%     05/15/26                                          1,000       1,023
PA Allegheny County Hospital Development,
 Ohio Valley General Hospital,
 Series 1998 A,
                             5.450%     01/01/28                                          1,000         945
PA Mount Pleasant Business District Authority,
 Frick Hospital,
                             5.750%     12/01/27                                          1,300       1,255
PA Pottsville Hospital Authority,
 Pottsville Hospital & Warne Clinic,
 Series 1998,
                             5.500%     07/01/18                                          1,000         931
TX Lufkin Health Facilities Development Corp.,
 Memorial Health Systems of East Texas,
 Series 1998,
                             5.700%     02/15/28                                          1,120       1,076
TX Richardson Hospital Authority,
 Baylor Richardson Medical Center,
 Series 1998,
                             5.625%     12/01/28                                            750         702
VT State Educational & Health Buildings Authority:
 Brattleboro Memorial Hospital,
                             5.375%     03/01/28                                          1,075       1,000
 Springfield Hospital,
 Series A,
                             7.750%     01/01/13                                          1,115       1,246
                                                                                                    -------
                                                                                                     32,308
                                                                                                    -------

INTERMEDIATE CARE FACILITIES - 2.1
IL Champaign,
 Hoosier Care, Inc.,
 Series 1989 A,
                             9.750%     08/01/19                                          1,425       1,470
IL Development Finance Authority Revenue,
 Hoosier Care Project,
 Series A,
                             7.125%     06/01/34 (e)                                      1,240       1,242
IN Health Facilities Financing Authority Revenue,
 Hoosier Care Project,
 Series A,
                             7.125%     06/01/34 (e)                                        150         150


                       Investment Portfolio/June 30, 1999
 ---------------------------------------------------------------------------------------------------------
PA State Economic Development Financing Authority,
 Northwestern Human Services, Inc.,
 Series 1998 A,
                             5.250%     06/01/14                                        $2,510      $2,358
                                                                                                    ------
                                                                                                     5,220
                                                                                                    ------

NURSING HOME - 13.8%
CO State Health Facilities Authority:
 American Housing Foundation Inc.,
 Series 1990 A,
                             10.250%    12/01/20 (d)                                     1,300       1,300
 Pioneer Health Care,
 Series 1989,
                             10.500%    05/01/19                                         2,000       2,045
CO State Health Facilities Authority,
 Volunteers of America Care
 Facilities, Inc.,
 Series 1998 A:
                             5.450%     07/01/08                                           300         294
                             5.750%     07/01/20                                           865         823
CO State Health Facilities Authority,
 Volunteers of America Care Facilities, Inc.,
 Series 1999 A,
                             6.000%     07/01/29                                           350         333
FL Gadsden County Industrial Development Authority,
 Florida Properties, Inc., Series 1988 A,
                             10.450%    10/01/18                                         1,865       1,874
IA State Finance Authority,
 Care Initiatives Project:
  Series 1996,
                             9.250%     07/01/25                                         1,000       1,311
  Series 1998 B:
                             5.750%     07/01/18                                           550         533
                             5.750%     07/01/28                                         1,475       1,409
IN Gary Industrial Economic Development,
 West Side Health Care Center,
 Series 1987 A,
                             11.500%    10/01/17                                         1,455       1,483
IN Michigan City Health Facilities,
 Metro Health Foundation, Inc. Project,
                             10.000%    11/01/22 (d)                                     3,085       3,085
IN State Health Facilities Financing Authority,
 Metro Health Indiana, Inc.,
 Series 1998,
                             6.400%     12/01/33                                         1,210       1,159
KS Washington County Industrial Development Authority,
 Central States, Series 1989,
                             10.250%    11/01/19                                         1,835       1,895


                       Investment Portfolio/June 30, 1999
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                    PAR       VALUE
-----------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT
 NURSING HOME - CONT
 MA State Industrial Finance Agency,
 American Health Foundation, Inc.,
 Series 1989,
                              10.125%     03/01/19 (d)                                   $1,923     $1,443
MN Minneapolis,
 Walker Methodist Senior Services Group,
 Series 1998 A,
                              6.000%      11/15/28                                        1,200      1,164
MN New Hope,
 North Ridge Care Center, Inc.,
 Series 1999,
                              5.875%      03/01/29                                          800        763
NJ State Economic Development Authority,
 Geriatric & Medical Service, Inc.,
 Series B,
                              10.500%     05/01/20                                        2,000      2,060
PA Chester County Industrial Development,
 Pennsylvania Nursing Home, Inc.,
 Series 1989,
                              10.125%     05/01/19 (d)                                    2,548      2,089
TN Metropolitan Government,
 Nashville & Davidson Counties Health
 & Education Facilities, Central States,
 Series 1989,
                              10.250%     11/01/19                                        1,705      1,761
TX Bell County Health Facilities Development Corp.,
 Heartway Corp. Project:
                              (c)         03/01/19                                          255         63
                              9.500%      03/01/19                                        1,500      1,500
TX Kirbyville Health Facilities Development Corp.,
 Heartway III Project:
  Series 1997 A,
                              10.000%     03/20/18                                          726        712
  Series 1997 B,
                              (c)         03/20/04                                          106         60
TX Whitehouse Health Facilities Development Corp.,
 Oak Brook Health Care Center,
 Series 1989,
                              10.000%     12/01/19                                        1,755      1,831
WA Kitsap County Housing Authority,
 Martha & Mary Nursing Home,
                              7.100%      02/20/36                                        1,000      1,142

                                  Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------------------------------------
WI State Health & Educational Facilities Authority,
 Metro Health Foundation, Inc.,
 Series 1993,
                              10.000%     11/01/22 (d)                                    $ 2,775     $ 2,775
                                                                                                      -------
                                                                                                       34,907
                                                                                                      -------
HOUSING - 14.8%
ASSISTED LIVING/SENIOR - 4.1%
CA Abag Finance Authority for Nonprofit Corps.,
 Eskaton Gold River Lodge,
 Series 1998:
                              6.375%     11/15/15 (f)                                         750         736
                              6.375%     11/15/28 (f)                                         550         534
IL Clarendon Hills Residential Facilities,
 Churchill Estate,
 Series 1998 A:
                              6.750%     03/01/24                                           1,050       1,047
                              6.750%     03/01/31                                           1,370       1,367
IL State Development Finance Authority,
 Care Institute, Inc.,
                              8.250%     06/01/25                                           1,300       1,448
MN Roseville,
 Care Institute, Inc.,
 Series 1993,
                              7.750%     11/01/23                                           1,740       1,718
TX Bell County Health Facilities Development Corp.,
 Care Institute, Inc.,
                              9.000%     11/01/24                                           1,800       2,025
WI State Health & Educational Facilities Authority:
 Clement Manor,
 Series 1998,
                              5.750%     08/15/24                                             600         563
 United Lutheran Program for Aging, Inc.,
                              5.700%     03/01/28                                           1,000         944
                                                                                                      -------
                                                                                                       10,382
                                                                                                      -------

MULTI-FAMILY - 8.8%
DE Wilmington,
 Electra Arms Senior Association Project,
                              6.250%     06/01/28                                           1,000         948
GA Clayton County Housing Authority,
 Magnolia Park Apartments,
 Series A,
                              6.250%     06/01/30                                             955         945

                       Investment Portfolio/June 30, 1999
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                       PAR       VALUE
----------------------------------------------------------------------------------------------------------------
HOUSING - CONT
MULTI-FAMILY - CONT
MN Lakeville,
 Southfork Apartments Project:
  Series 1989 A,
                              9.875%     02/01/20                                            $ 2,570     $ 2,571
  Series 1989 B,
                              (h)        02/01/20                                              1,013       1,216
MN Washington County Housing & Redevelopment Authority,
 Cottages of Aspen, Series 1992,
                              9.250%     06/01/22                                              1,055       1,145
MN White Bear Lake,
 Birch Lake Townhome Project:
  Series 1989-A,
                              10.250%    07/15/19                                              2,200       2,208
  Series 1989-B,
                              (h)        07/15/19                                                735         221
NC Eastern Carolina Regional Housing Authority,
 New River Apartments-Jacksonville,
 Series 1994,
                              8.250%     09/01/14                                              1,815       1,933
NY Nyack Housing Assistance Corp.,
 Nyack Plaza Apartments,
                              7.375%     06/01/21 (g)                                            393         393
Resolution Trust Corp.,
 Pass Through Certificates,
 Series 1993 A,
                              9.250%     12/01/16 (g)                                          5,098       5,193
TN Franklin Industrial Board,
 Landings Apartment Project,
 Series 1996 B,
                              8.750%     04/01/27                                                935         999
TX Galveston Health Facilities Center,
 Pass Through Certificates,
                              8.000%     08/01/23                                              1,000       1,045
TX State Department of Housing & Community Affairs,
 Pebble Brooks Apartments,
 Series 1998,
                              5.500%     12/01/18                                              1,000       1,015
VA Alexandria Redevelopment & Housing Authority,
 Courthouse Commons Apartments,
 Series 1990-A,
                              10.000%    01/01/21                                              1,500       1,545
WA Vancouver Housing Authority,
 Series I,
                              5.500%     03/01/28                                              1,000         990
                                                                                                          ------
                                                                                                          22,367
                                                                                                          ------

                       Investment Portfolio/June 30, 1999
-----------------------------------------------------------------------------------------------------------------
SINGLE-FAMILY - 1.9%
LA Louisiana Housing Finance Agency,
 Residual Lien Mortgage,
 Series 1992,
                              7.375%     09/01/13                                              $  375     $  394
OH State Housing Finance Agency,
 Series B-4, IFRN (variable rate),
                              10.181%    03/31/31                                                 825        901
TX Bexar County Housing Finance Corp.,
 GNMA Collateralized Mortgage,
 Series 1989-A,
                              8.200%     04/01/22 (a)                                           2,085      2,151
TX Harris County Housing Finance,
 Corp.,
 Series 1987,
                              8.875%     12/01/17                                                 170        172
WA State Housing Finance Commission,
 Series 1992 D-1,
                              6.150%     01/01/26                                               1,095      1,172
                                                                                                          ------
                                                                                                           4,790
                                                                                                          ------

------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 7.8%
CHEMICALS - 1.3%
LA Saint Charles Parish,
 Union Carbide Corp.,
 Series 1992,
                              7.350%     11/01/22                                               3,000      3,237
                                                                                                          ------

FOOD PRODUCTS - 1.8%
IN Hammond,
 American Maize Products Co.,
 Series 1994,
                              8.000%     12/01/24                                               2,000      2,267
LA Southern Louisiana Port Commission,
 Cargill, Inc. Project,
                              5.850%     04/01/17                                               1,000      1,023
MI State Strategic Fund,
 Michigan Sugar Co., Sebewaing Project,
 Series 1998 A,
                              6.250%     11/01/15                                               1,250      1,247
                                                                                                          ------
                                                                                                           4,537
                                                                                                          ------

FOREST PRODUCTS - 0.7%
GA Rockdale County Development Authority,
 Solid Waste Disposal, Visy Paper, Inc.,
 Series 1993,
                              7.500%     01/01/26                                               1,800      1,886
                                                                                                          ------


                       Investment Portfolio/June 30, 1999
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                          PAR       VALUE
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL - CONT
 MANUFACTURING - 3.5%
 IL State Development Finance Authority,
  Armstrong World Industries, Inc. Project,
                              5.950%     12/01/24                                               $1,000     $1,041
IL Will-Kankakee Regional Development Authority,
 Flanders Corp./Precisionaire Project,
 Series 1997,
                              6.500%     12/15/17                                                  975      1,007
MA State Industrial Finance Agency,
 House of Bianchi, Inc.,
                              8.750%     06/01/18                                                  335        337
MN Brooklyn Park,
 TL Systems Corp.,
 Series 1991,
                              10.000%    09/01/16                                                  755        895
NV Henderson Public Improvement Trust,
 Dongsung America Co., Inc.,
 Series 1998,
                              7.000%     11/01/10                                                  500        491
TN McKenzie Individual Development Board,
 American Lantern Co.,
                              10.500%    05/01/16 (d)                                            2,086      1,147
TX Trinity River Authority,
 Texas Instruments Project,
 Series 1996,
                              6.200%     03/01/20                                                1,000      1,052
VA State Small Business Financing Authority,
 Donsung America,
 Series 1998 A,
                              7.250%     11/01/15                                                  500        487
WA Pilchuck Public Development Corp.,
 Goodrich (B.F.) Co. Tramco Project,
 Series 1993,
                              6.000%     08/01/23                                                2,420      2,452
                                                                                                           ------
                                                                                                            8,909
                                                                                                           ------

 METALS & MINING - 0.5%
 VA Greensville County Industrial Development Authority,
  Wheeling Steel, Series 1999 A:
                              6.375%     04/01/04                                                  100         99
                              7.000%     04/01/14                                                  500        489
 VA Peninsula Ports Authority,
  Ziegler Coal Project,
  Series 1997,
                              6.900%     05/02/22                                                  675        672
                                                                                                           ------
                                                                                                            1,260

                       Investment Portfolio/June 30, 1999
---------------------------------------------------------------------------------------------------------------------

OTHER - 13.3%
OTHER - 0.3%
MD Baltimore,
 Park Charles Project,
 Series 1986,
                              8.000%     01/01/10                                                  $  775     $  822


REFUNDED/ESCROWED (I) - 13.0%
CA Colton Public Financing Authority,
 Series 1995,
                              7.500%     10/01/20                                                   2,000      2,263
CA San Joaquin Hills Transportation Corridor Agency,
 Series 1993:
                              6.750%     01/01/32 (a)                                               1,500      1,649
                              7.000%     01/01/30                                                     775        858
CO Denver City and County Airport:
 Series B,
                              7.250%     11/15/23                                                     580        643
 Series C,
                              6.125%     11/15/25                                                   2,280      2,453
FL Clearwater Housing Authority,
 Hampton Apartments,
 Series 1994,
                              8.250%     05/01/24                                                   2,500      2,950
ID State Health Facilities Authority,
 IHC Hospitals, Inc.,
                              6.650%     02/15/21                                                   1,750      2,046
IL State Health Facilities Authority:
 Edgewater Medical Center,
 Series A,
                              9.250%     07/01/24 (a)                                               1,965      2,397
 Hinsdale Hospital,
 Series 1990 C,
                              9.500%     11/15/19                                                     620        681
MA Boston,
 St. Joseph Nursing Care Center, Inc.,
 Series 1990,
                              10.000%    01/01/20                                                     935        991
MA State Health & Educational Facilities Authority,
 Corp. for Independent Living,
                              8.100%     07/01/18                                                     710        816
MA State Industrial Finance Agency,
 Tunnel Revenue,
 Series 1990,
                              9.000%     10/01/20                                                   2,280      2,462

                       Investment Portfolio/June 30, 1999

------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                 PAR       VALUE
------------------------------------------------------------------------------------------
OTHER - CONT
 REFUNDED/ESCROWED (I) - CONT
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
  Series 1992 A,
                                    9.250%     11/01/12               $ 1,020     $ 1,199
 NC Lincoln County,
  Lincoln County Hospital,
                                    9.000%     05/01/07                   420         484
 NM City of Clovis,
  Retirement Ranches Project,
                                   10.750%     04/01/19                     5           5
 PA Delaware County Authority,
  Southeastern Pennsylvania Obligated Group,
  Series 1996:
                                    6.000%     12/15/16                 1,400       1,501
                                    6.000%     12/15/26                 1,000       1,075
 PA Montgomery County Industrial Development Authority,
  Assisted Living Facility,
  Series 1993-A,
                                    8.250%     05/01/23                   840         954
 TN Shelby County, Health, Education,
  & Housing Facilities Board,
  Open Arms Development Center:
   Series 1992-A,
                                    9.750%     08/01/19                   920       1,240
   Series 1992-C,
                                    9.750%     08/01/19                   895       1,206
 VI Virgin Islands Public Financing,
  Series 1992 A,
                                    7.250%     10/01/18                 2,000       2,220
 VI Water and Power Authority Electric Systems,
  Series 1991-A,
                                    7.400%     07/01/11                   880         942
 WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993:
                                    7.200%     07/01/03                   170         177
                                    8.025%     07/01/20                 1,480       1,587
                                                                                  -------
                                                                                   32,799
                                                                                  -------

------------------------------------------------------------------------------------------
OTHER REVENUE - 1.8%
 RECREATION - 0.5%
 NM Red River Sports Facility,
  Red River Ski Area Project,
  Series 1998,
                                    6.450%     06/01/07                 1,180       1,168
                                                                                  -------

                       Investment Portfolio/June 30, 1999

------------------------------------------------------------------------------------------

 RETAIL - 1.3%
 NJ State Economic Development Authority,
  Glimcher Properties L.P. Project,
                                    6.000%     11/01/28               $ 1,250     $ 1,209
 OH Lake County,
  North Madison Properties,
  Series 1993,
                                    8.819%     09/01/11                   765         860
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                                    8.000%     12/01/10                 1,180       1,291
                                                                                  -------
                                                                                    3,360
                                                                                  -------

------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.2%
 DISPOSAL - 1.2%
 CT State Development Authority,
  Sewer Sludge Disposal Facilities,
  Series 1996,
                                    8.250%     12/01/06                   965       1,096
 MA State Industrial Finance Agency,
  Massachusetts Environmental Services,
  Series 1994 A,
                                    8.750%     11/01/21                   975         780
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc.,
  Series 1995,
                                    9.000%     09/01/05                 1,125       1,221
                                                                                  -------
                                                                                    3,097
                                                                                  -------

 RESOURCE RECOVERY - 1.0%
 MA State Industrial Finance Agency,
  Ogden Haverhill Project,
  Series 1998 A,
                                    5.500%     12/01/13                   500         487
 PA Delaware County Industrial Development Authority,
  Series A,
                                    6.200%     07/01/19                 2,000       2,036
                                                                                  -------
                                                                                    2,523
                                                                                  -------

-------------------------------------------------------------------------------------------
TAX-BACKED - 6.3%
 LOCAL GENERAL OBLIGATIONS - 1.2%
 NY New York City:
  Series 1997 A,
                                    7.000%     08/01/07                 1,000       1,126
  Series 1997 H,
                                    6.000%     08/01/17                 1,400       1,480

                      Investment Portfolio/June 30, 1999

------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                 PAR       VALUE
------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
 LOCAL GENERAL OBLIGATIONS - CONT.
 TX Irving Independent School District,
  Series 1997,
                                         (c)   02/15/18(a)            $ 1,000     $   357
                                                                                  -------
                                                                                    2,963
                                                                                  -------

 SPECIAL NON-PROPERTY TAX - 2.3%
 IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
                                         (c)   06/15/16(a)             10,000       3,926
 IL State Development Finance Authority,
  City of Marion Project,
  Series 1991,
                                    9.625%     09/15/21                 2,400       1,800
                                                                                  -------
                                                                                    5,726
                                                                                  -------

 SPECIAL PROPERTY TAX - 1.9%
 CA Carson,
  Series 1992,
                                    7.375%     09/02/22                   185         196
 CA Poway Community Facilities District No. 88-1,
  Parkway Business Center,
  Series 1998,
                                    6.750%     08/15/15                   600         638
 CA Riverside County Public Financing Authority,
  Redevelopment Projects,
  Series A,
                                    5.500%     10/01/22                   650         631
 FL Lexington Oaks Community Development District:
  Series 1998 A,
                                    6.125%     05/01/19                   400         394
  Series 1998 B,
                                    5.500%     05/01/05                   720         708
 FL Northern Palm Beach County Improvement District,
  Water Control & Improvement Unit Development No. 9B,
                                    6.000%     08/01/29(e)                750         749
 FL Orlando,
  Conroy Road Interchange Project,
  Series 1998 A:
                                    5.500%     05/01/10                   180         175
                                    5.800%     05/01/26                   500         483
 FL Stoneybrook Community Development District,
  Series 1998 B,
                                    5.700%     05/01/08                 1,000         986
                                                                                  -------
                                                                                    4,960
                                                                                  -------

                       Investment Portfolio/June 30, 1999

------------------------------------------------------------------------------------------

 STATE APPROPRIATED - 0.9%
 NY Metropolitan Transportation Authority,
  Commuter Facilities,
  Series 1997-8,
                                    5.250%     07/01/17               $ 1,240     $ 1,202
 NY State Urban Development Corp.,
  University Facilities Grants,
  Series 1995,
                                    5.875%     01/01/21                 1,000       1,048
                                                                                  -------
                                                                                    2,250
                                                                                  -------

------------------------------------------------------------------------------------------
TRANSPORTATION - 5.7%
 AIR TRANSPORTATION - 2.6%
 CO Denver City &
 County Airport,
  United Airlines, Inc.,
  Series 1992 A,
                                    6.875%     10/01/32                 1,645       1,738
 TX Alliance Airport Authority:
  American Airlines Project,
                                    7.500%     12/01/29                 1,600       1,692
  Federal Express Corp.,
  Series 1996,
                                    6.375%     04/01/21                 3,000       3,127
                                                                                  -------
                                                                                    6,557
                                                                                  -------

 AIRPORT - 2.3%
 CO Denver City and County Airport:
  Series B,
                                    7.250%     11/15/23                 2,275       2,468
  Series C,
                                    6.125%     11/15/25                 2,840       2,904
 OH Toledo-Lucas County Port Authority,
  Series 1998,
                                    5.500%     05/15/20                   585         557
                                                                                  -------
                                                                                    5,929
                                                                                  -------

 TOLL FACILITIES - 0.8%
 VA Richmond Metropolitan Authority,
  Series 1998,
                                    5.250%      07/15/22(a)             2,000       1,979
                                                                                  -------

------------------------------------------------------------------------------------------
UTILITY - 8.5%
 INDEPENDENT POWER PRODUCER - 3.3%
 NY Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996 IV,
                                    6.750%     10/01/11                 2,000       2,153

                       Investment Portfolio/June 30, 1999

------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                  PAR       VALUE
------------------------------------------------------------------------------------------
UTILITY - CONT.
 INDEPENDENT POWER PRODUCER - CONT.
 OH State Water Development Authority,
  Bay Shore Power Project,
  Series 1998 A,
                                    5.875%     09/01/20               $ 2,000     $ 1,975
 PA State Economic Development Finance Authority:
  Colver Project,
  Series D,
                                    7.125%     12/01/15                 3,000       3,300
  Northampton Generating,
  Series A,                         6.500%     01/01/13                 1,000       1,044
                                                                                  -------
                                                                                    8,472
                                                                                  -------

 INVESTOR OWNED - 3.9%
 AZ Pima County Industrial Development Authority,
  Tucson Electric Power Co.,
  Series A,
                                    6.100%     09/01/25                   750         735
 CT State Development Authority,
  Connecticut Light & Power Co.,
  Series 1993 B,
                                    5.950%     09/01/28                   400         391
 IL Bryant,
  Central Illinois Light Co.,
  Series 1993,
                                    5.900%     08/01/23(a)              5,000       5,076
 LA Calcasieu Parish Industrial Development Board,
  Entergy Gulf States, Inc.,
  Series 1999,
                                    5.450%     07/01/10                   500         482
 MS State Business Finance Corp.,
  Systems Energy Resources Project,
  Series 1998,
                                    5.875%     04/01/22                 2,000       1,945
 NM Farmington,
  San Juan Public Service Co. Project,
  Series D,
                                    6.375%     04/01/22                 1,300       1,354
                                                                                  -------
                                                                                    9,983
                                                                                  -------

 MUNICIPAL ELECTRIC - 0.9%
 WA Chelan County Public Utilities District No. 1,
  Columbia River Rock Hydroelectric,
                                         (c)   06/01/14(a)              5,000       2,200
                                                                                  -------

                       Investment Portfolio/June 30, 1999

------------------------------------------------------------------------------------------

 WATER & SEWER - 0.4%
 LA Public Facility Belmont Water Authority,
                                    9.000%     03/15/24(j)              $ 760    $    646
 MS Five Lakes Utility District,
                                    8.250%     07/15/24                   500         400
                                                                                 --------
                                                                                    1,046
                                                                                 --------

TOTAL MUNICIPAL BONDS (cost of $244,112)(k)                                       244,151
                                                                                 --------

PREFERRED STOCKS - 0.8%                                                 SHARES
------------------------------------------------------------------------------------------
HOUSING - 0.8%
 MULTI-FAMILY
 Charter Mac Equity Issue Trust,
 (cost of $2,000)                   6.625%     06/30/49(g)              2,000       2,000
                                                                                 --------

SHORT-TERM OBLIGATIONS - 0.6%                                             PAR
------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (l)
 CA Irvine Ranch Water District,
                                    2.900%     01/01/21                 $ 100         100
 ID State Health Facilities Authority,
  St. Lukes Regional Medical Facility,
  Series 1995,
                                    3.400%     05/01/22                   100         100
 IL State Development Finance Authority,
  Council for Jewish Elderly,
  Series 1995,
                                    3.650%     03/01/15                   200         200
 LA State Offshore Terminal Authority,
  Loop, Inc.,
                                    3.400%     09/01/06                   500         500
 NM Farmington,
  Arizona Public Service Co.,
  Four Corners Project,
  Series 1994 B,
                                    3.400%     09/01/24                   100         100
 NY Long Island Power Authority,
  Sub-Series 1998 5,
                                    3.400%     05/01/33                   100         100
 NY New York City General Obligation,
                                    4.000%     10/01/20                   500         500
                                                                                 --------
TOTAL SHORT-TERM OBLIGATIONS                                                        1,600
                                                                                 --------


OTHER ASSETS & LIABILITIES, NET - 2.2%                                              5,453
------------------------------------------------------------------------------------------

NET ASSETS - 100%                                                                $253,204
                                                                                 ========

                       Investment Portfolio/June 30, 1999
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $23,733, are being used to collateralize the delayed delivery purchases indicated in note (e) below and open futures contracts.
(b) This is a restricted security which was acquired at a cost of $1,400. This security represents 0.5% of the Trust's net assets at June 30, 1999.
(c)  Zero coupon bond.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(f) This is a restricted security which was acquired at a cost of $1,287. This security represents 0.5% of the Trust's net assets at June 30, 1999.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $7,586 or 3.0% of net assets.
(h) Accrued interest accumulates in the value of the security and is payable at redemption.
(i) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(j) This is a restricted security which was acquired at a cost of $820. This security represents 0.3% of the Trust's net assets at June 30, 1999.
(k)  Cost for federal income tax purposes is $246,240.
(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 1999.


Short futures contracts open at June 30, 1999:

                                                                               Unrealized
                       Par value                                              appreciation
                       covered by                      Expiration            (depreciation)
     Type              contracts                         month                 at 6/30/99
-------------------------------------------------------------------------------------------
   Treasury Bond        $ 9,500                        September                  124
   Treasury Note        $ 7,200                        September                 (187)
                                                                                -----
                                                                                $ (63)
                                                                                =====



                         Acronym                    Name
                         -------          --------------------------
                          IFRN            Inverse Floating Rate Note


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $246,112)                                      $  246,151
Short-term obligations                                                         1,600
                                                                          ----------
                                                                             247,751
Receivable for:
  Interest                                                      4,208
  Investments sold                                              5,093
Other                                                             599          9,900
                                                                -----     ----------
     Total Assets                                                            257,651

LIABILITIES
Payable for:
  Investments purchased                                         3,103
  Distributions                                                 1,305
Accrued:
  Deferred Trustees fees                                            6
Other                                                              33
                                                                -----
     Total Liabilities                                                         4,447
                                                                          ----------

NET ASSETS at value for 31,069
  shares of beneficial interest outstanding                               $  253,204
                                                                          ==========

Net asset value per share                                                 $     8.15
                                                                          ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                           $  287,856
Overdistributed net investment income                                           (570)
Accumulated net realized loss                                                (34,058)
Net unrealized appreciation on:
  Investments                                                                     39
  Open futures contracts                                                         (63)
                                                                          ----------
                                                                          $  253,204
                                                                          ==========



See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                  $    8,368

EXPENSES
Management fee                                               $  1,043
Transfer agent                                                     31
Bookkeeping fee                                                    34
Trustees fee                                                        8
Custodian fee                                                       3
Audit fee                                                          16
Legal fee                                                          26
Reports to shareholders                                            10
Other                                                              54          1,225
                                                             --------     ----------
       Net Investment Income                                                   7,143
                                                                          ----------


NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                  (1,303)
  Closed futures contracts                                       (525)
                                                             --------
    Net Realized Loss                                                         (1,828)
Change in net unrealized depreciation
  during the period on:
  Investments                                                  (8,024)
  Open futures contracts                                          (44)
                                                             --------
    Net Unrealized Depreciation                                               (8,068)
                                                                          ----------
       Net Loss                                                               (9,896)
                                                                          ----------
 Decrease in Net Assets from Operations                                     $ (2,753)
                                                                          ==========



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                (Unaudited)
                                                Six months
                                                  ended          Year ended
(in thousands)                                   June 30         December 31
                                                -----------      -----------
INCREASE (DECREASE) IN NET ASSETS                  1999              1998
Operations:
Net investment income                           $    7,143        $  15,972
Net realized gain (loss)                            (1,828)           3,475
Net unrealized depreciation                         (8,068)          (5,309)
                                                ----------        ---------
    Net Increase (Decrease) from Operations         (2,753)          14,138
Distributions:
From net investment income                          (7,828)         (16,218)
                                                ----------        ---------
                                                   (10,581)          (2,080)

Fund share transactions
    Value of distributions reinvested                   80              595
                                                ----------        ---------
        Total Decrease                             (10,501)          (1,485)
NET ASSETS

    Beginning of period                            263,705          265,190
                                                ----------        ---------
    End of period (net of overdistributed and
      including undistributed net investment
      income of $570 and $115, respectively)    $  253,204        $ 263,705
                                                ==========        =========

NUMBER OF TRUST SHARES

Issued for distributions reinvested                     10               69
    Outstanding at
      Beginning of period                           31,059           30,990
                                                ----------        ---------
      End of period                                 31,069           31,059
                                                ==========        =========

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial High Income Municipal Trust (the Trust) the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and

                   NOTES TO FINANCIAL STATEMENTS/JUNE 30, 1999

causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Trust's average weekly net assets over $50 million.

OTHER: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended June 30, 1999, purchases and sales of investments, other than short-term obligations, were $20,301,517 and $26,682,835, respectively.

Unrealized appreciation (depreciation) at June 30, 1999, based on cost of investments for federal income tax purposes was:

            Gross unrealized appreciation                $  10,488,525
            Gross unrealized depreciation                  (10,577,299)
                                                         -------------
                  Net unrealized depreciation            $     (88,774)
                                                         -------------

                   NOTES TO FINANCIAL STATEMENTS/JUNE 30, 1999

NOTE 4. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS: At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of                             Capital loss
                    expiration                           carryforward
                    ----------                           ------------
                       1999                             $    2,751,000
                       2000                                  3,157,000
                       2001                                  5,578,000
                       2002                                  6,579,000
                       2003                                  5,268,000
                       2004                                  2,815,000
                       2005                                  5,927,000
                                                        --------------
                                                        $   32,075,000
                                                        --------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------
On April 15, 1999, the Annual Meeting of Shareholders of CHIMT was held to elect six Trustees, to approve amendments to the Trust's Declaration of Trust to permit the issuance of preferred shares of the Trust and to ratify

             NOTES TO FINANCIAL STATEMENTS/JUNE 30, 1999

the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999. The Meeting was adjourned to June 24, 1999 in connection with the approval of amendments of the Declaration of Trust. On February 17, 1999, the record date for the Meeting, the Trust had outstanding 31,059,288 shares of beneficial interest. The votes cast at the Meeting were as follows:

1. Election of six Trustees:
                                                   Authority       Broker
                               For                  Withheld      Non-Votes
                               ---                 ---------      ---------
John V. Carberry            27,070,423              679,736          0
Lora S. Collins             27,062,261              687,898          0
Salvatore Macera            27,066,239              683,920          0
Robert L Sullivan           27,052,944              697,215          0
Thomas E. Stitzel           27,066,718              683,441          0
Anne-Lee Verville           27,070,239              679,920          0

The Board of Trustees also consists of Tom Bleasdale, Robert J. Birnbaum, James
E. Grinnell, Richard L. Lowry, William E. Mayer, James L. Moody, Jr. and John J. Neuhauser.

2. To approve or disapprove amendments to the Trust's Agreement and Declaration of Trust to permit the issuance of preferred shares of the Fund.

For:                         20,834,292   Shares of beneficial interest
                                          being a majority of the shares
                                          represented at the Meeting

Against:                      2,607,781   Shares of beneficial interest

Abstain:                      1,370,028   Shares of beneficial interest

Broker Non-Votes:             4,184,830

3. Ratification of the selection of PricewaterhouseCoopers LLP:

For:                         27,121,705   Shares of beneficial interest
                                          being a majority of the shares
                                          represented at the Meeting

Against:                        170,777   Shares of beneficial interest

Abstain:                        457,676   Shares of beneficial interest

Broker Non-Votes:                     0

                              FINANCIAL HIGHLIGHTS


Selected per share data, total return, ratios and supplemental data throughout each period are as follows:
                                            (Unaudited)
                                            Six months
                                              ended             Year ended
                                             June 30            December 31
                                            -----------         -----------
                                               1999                1998
                                            -----------         -----------
Net asset value -
   Beginning of period                      $     8.490         $    8.560
                                            -----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.274              0.519
Net realized and
unrealized gain (loss)                           (0.362)            (0.066)
                                            -----------         ----------
   Total from Investment
      Operations                                 (0.088)             0.453
                                            -----------         ----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                       (0.252)            (0.523)
                                            -----------         ----------
Net asset value -
   End of period                            $     8.150         $    8.490
                                            ===========         ==========

Market price per share                      $     7.937         $    8.312
                                            ===========         ==========
Total return based on net
    asset value (a)                               (1.05)(c)           5.45%
                                            ===========         ==========
Total return based on market
  value (b)                                       (4.44)(c)           2.47%
                                            ===========         ==========

RATIOS TO AVERAGE NET ASSETS:
Expenses                                           0.94%(d)(e)        0.93%(d)
Net investment income                              5.48%(d)(e)        6.02%(d)
Portfolio turnover                                    8%(c)             29%
Net assets at end
of period (000)                             $   253,204         $  263,705


(a)  Total return at net asset value assuming all distributions reinvested.

(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(c)  Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(e)  Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


Selected per share data, total return, ratios and supplemental data throughout each period are as follows:



                             Year ended December 31
        ---------------------------------------------------------------
            1997              1996            1995            1994
            ----              ----            ----            ----

         $  8.340          $  8.550        $  7.960        $  8.670
         --------          --------        --------        --------

            0.552             0.566           0.597           0.616

            0.214            (0.193)          0.583          (0.716)
         --------          --------        --------        --------

            0.766             0.373           1.180          (0.100)
         --------          --------        --------        --------


           (0.546)           (0.583)         (0.590)         (0.610)
         --------          --------        --------        --------

         $  8.560          $  8.340        $  8.550        $  7.960
         ========          ========        ========        ========

         $  8.630          $  8.250        $  7.380        $  6.880
         ========          ========        ========        ========

             9.57%             4.71%          15.70%          (0.75)%
         ========          ========        ========        ========

            11.60%            20.09%          15.65%          (9.83)%
         ========          ========        ========        ========


             0.96%(d)          1.00%(d)        1.06%(d)        1.03%
             6.54%(d)          6.74%(d)        7.15%(d)        7.44%
               17%               15%             23%             20%

         $265,190          $257,768        $264,467        $245,967

                           DIVIDEND REINVESTMENT PLAN
As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

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                                       33

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial High Income Municipal Trust is:
BankBoston, NA
100 Federal Street
Boston, MA 02110
1-800-730-6001


Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Income Municipal Trust.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)